Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments Held by the Company

At December 31, 2015, 2016 and 2017, financial instruments held by the Company are comprised of the following:

	December 31, 2015		December 31, 2016		December 31, 2017
Financial assets
Cash and cash equivalents	Ps.	2,996,499	Ps.	5,188,138	Ps.	7,730,143
Receivables		159,196		607,544		997,370
Derivative financial instruments		—		72,454		106,815
Financial liabilities at amortized cost
Long-term debt securities	Ps.	2,600,000	Ps.	5,200,000	Ps.	9,000,000
Current and long term bank loans		3,950,465		4,614,276		4,252,258
Accounts payable		586,875		891,611		1,037,155

Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid

Following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2015, 2016 and 2017:

	December 31, 2015
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		1,100,000		—		1,100,000
Fixed rate loans			516		1,569		201,860		31,709		5,529		241,183
Variable rate bank loans			—		3,286,442		38,715		358,316		25,809		3,709,282
Fixed rate interest	9.85%		1,405		5,949		128,836		436,654		483,357		1,056,201
Variable rate interest	3.62%		5,485		7,014		42,028		160,328		—		214,855
Trade accounts payable	N/A		196,757		240,481		—		—		—		437,238
AMP	N/A		—		—		149,637		—		—		149,637
		Ps.	204,163	Ps.	3,541,455	Ps.	561,076	Ps.	2,087,007	Ps.	2,014,695	Ps.	8,408,396

	December 31, 2016
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		3,700,000		—		3,700,000
Fixed rate loans			667		2,027		5,608		37,756		236,538		282,596
Variable rate bank loans			—		—		76,457		4,255,223		—		4,331,680
Fixed rate interest	9.85%		3,104		6,398		109,563		435,591		375,830		930,486
Variable rate interest	4.73%		16,626		38,363		162,507		531,713		—		749,209
Trade accounts payable	N/A		358,587		334,512		—		—		—		693,099
AMP	N/A		—		—		198,512		—		—		198,512
		Ps.	378,984	Ps.	381,300	Ps.	552,647	Ps.	8,960,283	Ps.	2,112,368	Ps.	12,385,582

	December 31, 2017
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		7,500,000		—		7,500,000
Fixed rate loans			694		1,403		6,548		26,725		225,908		261,278
Variable rate bank loans			—		73,021		59,688		3,858,271		—		3,990,980
Fixed rate interest	9.85%		232		54,138		55,470		432,382		268,450		810,672
Variable rate interest	5.83%		54,308		124,786		520,229		1,656,383		—		2,355,706
Trade accounts payable	N/A		200,056		584,477		—		—		—		784,533
AMP	N/A		—		—		252,622		—		—		252,622
		Ps.	255,290	Ps.	837,825	Ps.	894,557	Ps.	13,473,761	Ps.	1,994,358	Ps.	17,455,791

Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities

Following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts at December 31, 2017		Peso amounts at exchange rate of Ps. 19.7354 at December 31, 2017		Peso amounts if exchange rate would depreciate 10%		Peso amounts if exchange rate would appreciate 10%
Thousands of U.S. dollars:
Financial assets:
Cash and cash equivalents	81,530	Ps.	1,609,022	Ps.	1,769,920	Ps.	1,462,749
Trade accounts receivable	10,663		210,431		231,473		191,300
	92,193		1,819,453		2,001,393		1,654,049
Financial liabilities:
Accounts payable	(27,117)		(535,166)		(588,681)		(486,515)
Bank loans	(215,464)		(4,252,258)		(4,677,476)		(3,865,695)
Net liability position	(150,388)	Ps.	(2,967,971)	Ps.	(3,264,764)	Ps.	(2,698,161)

Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days, LIBOR 30-days in Mexico and LIBOR in MBJA, respectively. If the date of year end 2017, variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and shareholders’ equity for the years ended December 31, 2015, 2016 and 2017 would be as follows:

	2015		2016		2017
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(40,370)	Ps.	(64,031)	Ps.	(112,134)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	40,370	Ps.	64,031	Ps.	112,134

Summary of Ratio of the Shareholders' Equity to Total Liabilities

Following is the ratio of shareholders’ equity to total liabilities of the Company at the end of the reporting period:

	2015		2016		2017
Stockholders’ equity –controlling interest	Ps.	21,273,951	Ps.	21,333,015	Ps.	21,028,215
Total liabilities		9,317,356		13,646,893		17,440,763
Ratio of total stockholders’ equity to liabilities		2.3		1.6		1.2